Consolidated Statements of Income and Comprehensive Income (Unaudited) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Interest income:
Credit assets	$ 83,404	$ 68,814	$ 236,741	$ 201,671
Other	6,333	5,173	17,272	16,538
Interest income	89,737	73,987	254,013	218,209
Interest expense:
Deposits and other	51,314	42,856	143,317	130,537
Subordinated notes	1,650	1,352	4,363	4,137
Interest expense	52,964	44,208	147,680	134,674
Net interest income	36,773	29,779	106,333	83,535
Non-interest income	2,036	1,804	7,283	6,014
Total revenue	38,809	31,583	113,616	89,549
Provision for (recovery of) credit losses (note 5)	(229)	1,181	899	3,094
Revenue less provision for credit loss	39,038	30,402	112,717	86,455
Non-interest expenses:
Salaries and benefits	12,088	10,099	33,673	27,868
General and administrative	10,701	9,717	33,468	21,926
Premises and equipment	2,373	1,833	6,053	5,070
Noninterest expense	25,162	21,649	73,194	54,864
Income before income taxes	13,876	8,753	39,523	31,591
Income tax provision (note 10)	3,816	2,171	10,869	8,337
Net income	10,060	6,582	28,654	23,254
Other comprehensive income (loss):
Item that may subsequently be reclassified to net income: Foreign exchange gain (loss) on translation of foreign operations	397	(530)	(892)	(717)
Comprehensive income	$ 10,457	$ 6,052	$ 27,762	$ 22,537
Basic and diluted income per common share (note 11) (in CAD per share)	$ 0.31	$ 0.2	$ 0.89	$ 0.74